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September 24, 2007

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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004
Attention: John Ganley

  Re:
  BlackRock EcoSolutions Investment Trust—
  Registration Statement on Form N-2 (File Nos. 333-143800 and 811-22082)

Ladies and Gentlemen:

        Electronically transmitted herewith for filing on behalf of BlackRock EcoSolutions Investment Trust (the "Trust") is Pre-Effective Amendment No. 3 to the Trust's registration statement on Form N-2 (the "Registration Statement") under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

        In connection with the effectiveness of the Registration Statement, the Trust hereby acknowledges that the disclosure included in the Registration Statement is the responsibility of the Trust. The Trust further acknowledges that action taken by the Securities and Exchange Commission (the "Commission") or its staff pursuant to delegated authority in reviewing the Registration Statement does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosures in the Registration Statement, and that the Trust will not assert this action as a defense in any proceeding initiated by the Commission or any person under the United States federal securities laws.

        If you have any questions or comments or require any additional information in connection with the Trust or the Registration Statement please telephone me at (212) 735-3406.

Very truly yours, /s/ Michael Hoffman Michael Hoffman
Enclosures